Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets - deferred income taxes	$ 4,968	$ 2,973
Long-term assets- other non current assets	1,184	0
Current liabilities - deferred income tax liabilities	(945)	0
Long-term liabilities - deferred income taxes	(54,693)	(6,760)
Deferred Income Taxes Net	$ (49,486)	$ (3,787)